INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 10,686	$ 14,917	$ 10,621
Deferred	(5,984)	(57,897)	53,581
Domestic	538	(55,456)	59,053
Foreign	4,164	12,476	5,149
Income tax expense (benefit)	$ 4,702	$ (42,980)	$ 64,202